SCHEDULE OF INVESTMENTS

Delaware Ivy LaSalle Global Real Estate Fund (in thousands)	DECEMBER 31, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia

Real Estate – 2.2%
National Storage REIT	197	$381
Vicinity Centres	1,103	1,356
		1,737

Total Australia - 2.2%		$1,737

Belgium

Real Estate – 0.6%
Aedifica S.A.	4	510

Total Belgium - 0.6%		$510

Canada

Real Estate – 2.3%
Boardwalk	5	224
First Capital REIT	49	732
H&R Real Estate Investment Trust	20	261
Tricon Capital Group, Inc.	43	666
		1,883

Total Canada - 2.3%		$1,883

France

Real Estate – 2.3%
Fonciere des Regions S.A.	2	166
Gecina	10	1,441
Unibail-Rodamco-Westfield	4	283
		1,890

Total France - 2.3%		$1,890

Germany

Communication Services – 0.9%
Vantage Towers AG	20	716

Real Estate – 4.5%
Adler Group S.A.(A)	10	120
Vonovia SE	62	3,449
		3,569

Total Germany - 5.4%		$4,285

Hong Kong

Real Estate – 5.1%
China Resources Land Ltd.	185	779
Kerry Properties Ltd.	243	633
Link (The)	98	861
New World Development Co. Ltd.	183	723
Swire Properties Ltd.	266	666
Wharf (Holdings) Ltd. (The)	101	514
		4,176

Total Hong Kong - 5.1%		$4,176

Ireland

Real Estate – 0.7%
Hibernia REIT plc	108	161
Irish Residential Properties REIT plc	224	428
		589

Total Ireland - 0.7%		$589

Japan

Real Estate – 8.1%
Global One Corp.	—*	39
GLP J-REIT	—*	441
Heiwa Real Estate Co. Ltd.	14	475
Ichigo Office REIT Investment Corp.	1	583
ITOCHU Advance Logistics Investment Corp.	—*	418

Japan Hotel REIT Investment Corp.	—*	244
Keihanshin Building Co. Ltd.	8	111
Mitsubishi Estate Co. Ltd.	98	1,355
Mitsui Fudosan Co. Ltd.	67	1,337
Mitsui Fudosan Logistics Park, Inc.	—*	112
Shoei Co. Ltd.	28	267
Starts Proceed Investment Corp.	—*	215
TOC Ltd.	26	149
Tokyu Fudosan Holdings Corp.	70	393
United Urban Investment Corp.	—*	331
XYMAX REIT Investment Corp.	—*	164
		6,634

Total Japan - 8.1%		$6,634

Netherlands

Real Estate – 1.2%
NSI N.V.	24	939

Total Netherlands - 1.2%		$939

Singapore

Real Estate – 2.5%
ARA LOGOS Logistics Trust	365	244
Ascendas India Trust	300	316
CapitaLand China Trust	356	314
CapitaLand Integrated Commercial Trust	502	760
Frasers Centrepoint Trust	232	398
		2,032

Total Singapore - 2.5%		$2,032

Spain

Real Estate – 1.5%
Merlin Properties Socimi S.A.	111	1,200

Total Spain - 1.5%		$1,200

United Kingdom

Real Estate – 6.4%
Assura plc	528	499
Derwent London plc	17	799
Grainger plc	141	601
Land Securities Group plc	89	939
Safestore Holdings plc	27	520
SEGRO plc	53	1,024
Supermarket Income REIT plc	146	242
Unite Group plc (The)	34	515
		5,139

Total United Kingdom - 6.4%		$5,139

United States

Real Estate – 61.2%
Agree Realty Corp.	17	1,195
American Campus Communities, Inc.	10	572
Apartment Investment and Management Co., Class A	31	1,683
AvalonBay Communities, Inc.	10	2,500
Camden Property Trust	9	1,685
CBS Outdoor Americas, Inc.	46	1,242
Corporate Office Properties Trust	24	670
CubeSmart	32	1,848

Digital Realty Trust, Inc.	10	1,805
Duke Realty Corp.	18	1,193
Equinix, Inc.	4	3,256
Equity Lifestyle Properties, Inc.	18	1,576
First Industrial Realty Trust, Inc.	18	1,206
Healthcare Trust of America, Inc., Class A	31	1,032
Highwoods Properties, Inc.	17	774
Host Hotels & Resorts, Inc.(B)	67	1,170
Invitation Homes, Inc.	48	2,198
Kilroy Realty Corp.	16	1,086
Kite Realty Group Trust	18	384
MGM Growth Properties LLC, Class A	33	1,366
National Health Investors, Inc.	13	735
National Retail Properties, Inc.	14	660
Omega Healthcare Investors, Inc.	17	518
Orion Office REIT, Inc.(B)	—*	—*
Park Hotels & Resorts, Inc.(B)	35	663
ProLogis, Inc.	21	3,611
Public Storage, Inc.	6	2,163
Realty Income Corp.	25	1,811
Retail Opportunity Investments Corp.	56	1,094
Rexford Industrial Realty, Inc.	12	1,009
SBA Communications Corp.	1	463
Simon Property Group, Inc.	10	1,542
Sun Communities, Inc.	3	617
Terreno Realty Corp.	8	701
Urban Edge Properties	61	1,159
Ventas, Inc.	27	1,392
VICI Properties, Inc.	50	1,499
Vornado Realty Trust	18	755
Welltower, Inc.	8	663
		49,496

Total United States - 61.2%		$49,496

TOTAL COMMON STOCKS – 99.5%		$80,510
(Cost: $59,328)

SHORT-TERM SECURITIES

Money Market Funds(C) – 0.1%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 0.010%(D)	121	121

TOTAL SHORT-TERM SECURITIES – 0.1%		$121
(Cost: $121)

TOTAL INVESTMENT SECURITIES – 99.6%		$80,631
(Cost: $59,449)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		295

NET ASSETS – 100.0%		$80,926

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	All or a portion of securities with an aggregate value of $116 are on loan.

(B)	No dividends were paid during the preceding 12 months.

(C)	Rate shown is the annualized 7-day yield at December 31, 2021.

(D)	Investment made with cash collateral received from securities on loan.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$—	$716	$—
Real Estate	68,391	11,403	—
Total Common Stocks	$68,391	$12,119	$—
Short-Term Securities	121	—	—
Total	$68,512	$12,119	$—

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$59,449

Gross unrealized appreciation	22,070
Gross unrealized depreciation	(888)

Net unrealized appreciation	$21,182